FINANCIAL INSTRUMENTS - Sensitivity Analysis (Details) Rp in Millions	12 Months Ended
Dec. 31, 2023 IDR (Rp)
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Volatility | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	50.80
Backsolve method | Volatility | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 36,000
Backsolve method | Volatility | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	10
Backsolve method | Volatility | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	40
Backsolve method | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	70
Backsolve method | Exit timing | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 54,000
Backsolve method | Exit timing | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 0
Backsolve method | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Backsolve method | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	4 years
Backsolve method | IPO Probability
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	50
CoCos Equity | Volatility | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 36,000
CoCos Equity | Volatility | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	20
CoCos Equity | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	100
CoCos Equity | Exit timing | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 61,000
CoCos Equity | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
CoCos Equity | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	6 years
Discounted cash flow | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 7,000
Discounted cash flow | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 15,000
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.50%
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Minimum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	11
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Minimum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	3.85
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Maximum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	22
Discounted cash flow | Weighted Average Cost of Capital ("WACC") | Maximum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	16.5
Discounted cash flow | Terminal growth rate | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 10,000
Discounted cash flow | Terminal growth rate | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 0
Discounted cash flow | Terminal growth rate | Minimum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	1
Discounted cash flow | Terminal growth rate | Minimum | Subsidiaries investment | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	2
Discounted cash flow | Terminal growth rate | Maximum | Non-listed equity investment - telecommunication
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	3.2
Discounted cash flow | Terminal growth rate | Maximum | Subsidiaries investment | Non-listed equity investment - credit rating agency
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	5
Recent Transaction | Volatility | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 1,000
Recent Transaction | Volatility | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	53.66%
Recent Transaction | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	73.66%
Recent Transaction | Exit timing | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 0
Recent Transaction | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	2 years
Recent Transaction | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	4 years
Market Movement | Volatility | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 1,000
Market Movement | Volatility | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 0
Market Movement | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	45.00%
Market Movement | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	68.00%
Market Movement | Time to liquidity | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 2,000
Market Movement | Time to liquidity | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	3 years 3 months 18 days
Period of reasonably possible increase in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 0
Market Movement | Time to liquidity | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	2 years 3 months 18 days
Market Movement | Time to liquidity | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	3 years 3 months 18 days
Discount on conversion price | Probability of qualified financing | Convertible Bonds | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	50
Percentage of reasonably possible increase in unobservable input, assets	50.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 1
Probability-weighted Method | Volatility | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	60
Probability-weighted Method | Volatility | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Significant unobservable input, assets	80
Probability-weighted Method | Exit timing | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 34,000
Probability-weighted Method | Exit timing | Minimum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	1 year 3 months
Probability-weighted Method | Exit timing | Maximum | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Period of reasonably possible increase (Decrease) in unobservable input, assets	3 years 3 months
Probability-weighted Method | IPO Probability | Subsidiaries investment
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	Rp 0
Probability-weighted Method | IPO Probability | Subsidiaries investment | Non-listed equity investment - technology
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	50.00%